Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment

	September 30, 2021	December 31, 2020

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	43,705
Leasehold improvements	450,374	422,318
Machinery	627,641	623,190
Subtotal	1,140,133	1,107,626
Accumulated Depreciation	(245,166)	(121,219)

Property and Equipment, net	$894,967	$986,407

	December 31, 2020	December 31, 2019
Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	—
Leasehold improvements	422,318	140,056
Machinery	623,190	241,285
Subtotal	1,107,626	399,754
Accumulated Depreciation	(121,219)	(9,909)
Property and Equipment, net	$986,407	$389,845